Financial Risk Management (Details 4) - Currency risk [member] € in Thousands, د.إ in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 CHF (SFr)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 AED (د.إ)	Mar. 31, 2019 HKD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 CHF (SFr)	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 AED (د.إ)	Mar. 31, 2018 HKD ($)
Cash and cash equivalents [Member]
Disclosure of financial risk management [Line Items]
Credit exposure	$ 2,776	$ 0	SFr 0	€ 0	£ 0	د.إ 0	$ 0	$ 3,835	$ 0	SFr 0	€ 0	£ 0	د.إ 0	$ 0
Trade receivables [member]
Disclosure of financial risk management [Line Items]
Credit exposure	12,704	0	1	16	0	0	0	11,310	0	0	66	8	0	0
Trade payables [Member]
Disclosure of financial risk management [Line Items]
Credit exposure	(7,660)	0	(1)	(55)	0	(49)	0	(10,076)	0	(1)	(29)	0	(57)	(2)
Foreign currency loan [Member]
Disclosure of financial risk management [Line Items]
Credit exposure	(11,459)	0	0	0	0	0	0	(20,005)	0	0	0	0	0	0
Net balance sheet exposure [Member]
Disclosure of financial risk management [Line Items]
Credit exposure	$ (3,639)	$ 0	SFr 0	€ (39)	£ 0	د.إ (49)	$ 0	$ (14,936)	$ 0	SFr (1)	€ 37	£ 8	د.إ (57)	$ (2)